CAPITAL RISK MANAGEMENT - Reconciliation of Free Cash Flow (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share Capital, Reserves And Other Equity Interest [Abstract]
Cash provided by operating activities	$ 5,221	$ 4,493
Add (deduct):
Capital expenditures	(3,934)	(3,075)
Interest on borrowings, net and capitalized interest	(1,794)	(1,090)
Interest paid, net	1,780	1,054
Restructuring, acquisition and other	685	310
Program rights amortization	(70)	(61)
Change in net operating assets and liabilities	627	152
Other adjustments	(101)	(10)
Free cash flow	$ 2,414	$ 1,773